MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

SUPPLEMENT DATED JANUARY 16, 2018 TO

PROSPECTUS DATED JULY 31, 2017, AS SUPPLEMENTED

The Board of Trustees (the “Board”) of Northern Funds (the “Trust”) has approved the termination of Delaware Investments Fund Advisers (“Delaware”) as a sub-adviser to the Multi-Manager Global Real Estate Fund (the “Fund”), effective on January 10, 2018, and the appointment of Massachusetts Financial Services Company to sub-advise a portion of the Fund effective on or about January 26, 2018. During this sub-adviser transition period, Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, will manage the portion of the Fund previously managed by Delaware. All references in the Prospectus to Delaware serving as a sub-adviser to the Fund are hereby deleted.

In addition effective December 1, 2017, the benchmark of the Fund changed from the FTSE® EPRA®/NAREIT® Global® Index to the FTSE® EPRA®/NAREIT® Developed® Index.

1.	The paragraph under the section entitled “FUND SUMMARIES — Multi-Manager Global Real Estate Fund — Management” on page 30 of the Prospectus is replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGER AND SUB-ADVISERS. Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Multi-Manager Global Real Estate Fund. Christopher E. Vella, CFA, CIO, a Senior Vice President of NTI, has been the manager of the Fund since January 2012. Brookfield Investment Management Inc. and Massachusetts Financial Services Company (effective on or about January 26, 2018) each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The “Average Annual Total Return” table and related disclosure in the section entitled “FUND SUMMARIES — Multi-Manager Global Real Estate Fund — Fund Performance” beginning on page 29 of the Prospectus for the Multi-Manager Global Real Estate Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2016)

	Inception Date	1-Year	5-Year	Since Inception
Multi-Manager Global Real Estate Fund	11/19/08
Returns before taxes		4.30%	8.52%	13.84%
Returns after taxes on distributions		(0.06)%	4.32%	10.49%
Returns after taxes on distributions and sale of Fund shares		4.22%	6.10%	10.93%
FTSE® EPRA®/NAREIT® Developed® Index (reflects no deduction for fees, expenses, or taxes)		4.06%	9.48%	11.40%
FTSE® EPRA®/NAREIT® Global® Index* (reflects no deduction for fees, expenses, or taxes)		3.75%	8.88%	13.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

*

Effective December 1, 2017, the benchmark for the Fund changed from the FTSE® EPRA®/NAREIT® Global® Index to the FTSE® EPRA®/NAREIT® Developed® Index to better align the Fund’s benchmark with the Fund’s current portfolio composition.

3.	The following is added to the section entitled “BROAD-BASED SECURITIES MARKET INDICES” beginning on page 37 of the Prospectus:

THE FTSE® EPRA®/NAREIT® DEVELOPED® INDEX is designed to track the performance of listed real estate companies and REITS worldwide. The index constituents are

NORTHERN FUNDS PROSPECTUS

MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

free-float adjusted and screened for liquidity, size and revenue. As of December 29, 2017, the FTSE® EPRA®/NAREIT® Developed® Index consisted of issuers from the following 21 countries: Australia, Austria, Belgium, Canada, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

4.	The following is added to the section entitled “FUND MANAGEMENT — Multi-Manager Global Real Estate Fund” beginning on page 42 of the Prospectus:

MASSACHUSETTS FINANCIAL SERVICES COMPANY (“MFS”). MFS will begin to manage a portion of the Fund effective on or about January 26, 2018. MFS is located at 111 Huntington Avenue, Boston, Massachusetts 02199. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. Net assets under the management of the MFS organization were approximately $473 billion as of September 30, 2017. MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the Fund may include the issuer’s management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations.

5.	The sixth paragraph under the section entitled “DISCLAIMERS” beginning on page 85 of the Prospectus is deleted and replaced with the following:

The Multi-Manager Global Real Estate Fund is not sponsored, endorsed, sold or promoted by FTSE, EPRA or NAREIT, nor do FTSE, EPRA or NAREIT guarantee the accuracy and/or completeness of the FTSE® EPRA®/NAREIT® Global® Index and the FTSE® EPRA®/NAREIT® Developed® Index or any data included therein. FTSE, EPRA and NAREIT make no warranty, express or implied, as to the results to be obtained by any Fund, owners of any Fund, any person or any entity from the use of the FTSE® EPRA®/NAREIT® Global® Index and the FTSE® EPRA®/NAREIT® Developed® Index or any data included therein. FTSE, EPRA and NAREIT make no express or implied warranties and expressly disclaim all such warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE® EPRA®/NAREIT® Global® Index and the FTSE® EPRA®/NAREIT® Developed® Index or any data included therein. The SAI contains a more detailed description of the limited relationships FTSE, EPRA and NAREIT have with Northern Trust and the Global Real Estate Index Fund.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675- 5986 800-595-9111 northerntrust.com/funds	MMF SPT (1/18)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

SUPPLEMENT DATED JANUARY 16, 2018 TO

SAI DATED JULY 31, 2017, AS SUPPLEMENTED

The Board of Trustees (the “Board”) of Northern Funds (the “Trust”) has approved the termination of Delaware Investments Fund Advisers (“Delaware”) as a sub-adviser to the Multi-Manager Global Real Estate Fund (the “Fund”), effective on January 10, 2018, and the appointment of Massachusetts Financial Services Company to sub-advise a portion of the Fund, effective on or about January 26, 2018. During this sub-adviser transition period, Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, will manage the portion of the Fund previously managed by Delaware. All references in the SAI to Delaware serving as sub-adviser to the Fund are hereby deleted.

Additionally, effective December 1, 2017, the benchmark for the Fund changed from the FTSE® EPRA®/NAREIT® Global® Index to the FTSE® EPRA®/NAREIT® Developed® Index.

1.	The following information is added to the section entitled “INVESTMENT OBJECTIVES AND STRATEGIES – STOCK AND BOND INDICES” beginning on page 49 of the SAI.

The FTSE® EPRA®/NAREIT® Developed® Index is designed to track the performance of listed real estate companies and REITS worldwide. The index constituents are free-float adjusted and screened for liquidity, size and revenue. As of December 29, 2017, the FTSE® EPRA®/NAREIT® Developed® Index consisted of issuers from the following 21 countries: Australia, Austria, Belgium, Canada, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

2.	The information under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers – Multi-Manager Global Real Estate Fund” on page 75 of the SAI is deleted and replaced with the following:

Sub-Advisers
Multi-Manager Global Real Estate Fund	Brookfield Investment Management Inc. (“BIM”) Massachusetts Financial Services Company (“MFS”) (effective on or about January 26, 2018)

3.	The following information is added to the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” under the Sub-Adviser ownership and control information beginning on page 76 of the SAI:

MFS

MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified publicly traded financial services company).

Please retain this Supplement with your SAI for future reference.